COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 1,250
2014	1,149
2015	976
2016	8
Rental expense	$ 1,388	$ 1,283	$ 1,125